ADDITIONAL INFORMATION - SCHEDULE 1	12 Months Ended
Dec. 31, 2015
ADDITIONAL INFORMATION - SCHEDULE 1

ADDITIONAL INFORMATION - SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

(Unaudited)

	December 31,
	2014	2015
ASSETS
Current assets:
Cash and cash equivalents	$—	$1
Prepaid expenses and other current assets	—	2,869
Amounts due from subsidiaries	107,023	125,662

Total current assets	107,023	128,532

Investment in subsidiaries	188,652	142,058

TOTAL ASSETS	$295,675	$270,590

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$2,047	$2,257

Total current liabilities	$2,047	$2,257

Equity:
Ordinary shares ($0.00002 par value;
50,000,000,000,000 shares authorized; 794,003,193 and 794,003,193 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	16	16
Additional paid-in capital	144,836	144,836
Accumulated other comprehensive income	48,068	35,578
Retained earnings	100,708	87,903

Total equity	293,628	268,333

TOTAL LIABILITIES AND EQUITY	$295,675	$270,590

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars, except share and per share data)

(Unaudited)

	Years ended December 31,
	2013	2014	2015
Net revenues	$—	$—	$—

Operating expenses:
General and administrative (including share-based compensation expenses $633, $382 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	(671)	(420)	85
Selling and marketing (including share-based compensation expenses $220, $133 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	(220)	(133)	—
Research and development(including share-based compensation expenses $393, $238 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	(393)	(238)	—

Total operating expenses	(1,284)	(791)	85

Other operating income	—	—	—

Loss from operations	(1,284)	(791)	85
Equity in loss of subsidiaries	(1,036)	(12,430)	(12,680)
Change in fair value of the Put Option	(150)	(210)	(210)

Loss before income taxes	(2,470)	(13,431)	(12,805)
Income taxes	—	—	—

Net loss	$(2,470)	$(13,431)	(12,805)

Other comprehensive income, net of tax
Foreign currency translation adjustment	9,019	(7,773)	(12,490)

Comprehensive income (loss)	$6,549	$(21,204)	$(25,295)

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data)

(Unaudited)

	Ordinary shares		Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Number	Amount
Balance at January 1, 2013	794,003,193	$16	$142,837	$46,822	$116,609	$306,284
Foreign currency translation adjustments	—	—	—	9,019	—	9,019
Share-based compensation	—	—	1,246	—	—	1,246
Net loss	—	—	—	—	(2,470)	(2,470)

Balance at December 31, 2013	794,003,193	16	144,083	55,841	114,139	314,079
Foreign currency translation adjustments	—	—	—	(7,773)	—	(7,773)
Share-based compensation	—	—	753	—	—	753
Net loss	—	—	—	—	(13,431)	(13,431)

Balance at December 31, 2014	794,003,193	16	144,836	48,068	100,708	293,628
Foreign currency translation adjustments	—	—	—	(12,490)	—	(12,490)
Net loss	—	—	—	—	(12,805)	(12,805)

Balance at December 31, 2015	794,003,193	$16	$144,836	$35,578	$87,903	$268,333

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY ONLY

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, except share and per share data)

(Unaudited)

	Years ended December 31,
	2013	2014	2015
Operating activities:
Net loss	$(2,470)	$(13,431)	$(12,805)
Adjustments to reconcile net loss to net cash provided in operating activities:
Share-based compensation	1,246	753	—
Change in fair value of the Put Option	150	210	210
loss on investment in subsidiaries	1,036	12,430	12,680
Change in operating assets and liabilities:
Prepaid expenses and other current assets	—	—	(10)
Amounts due from subsidiaries	38	37	(74)

Net cash (used) provided in operating activities	—	(1)	1

Net (decrease) increase in cash and cash equivalents	—	(1)	1
Cash and cash equivalents at the beginning of the year	1	1	—
Cash and cash equivalents at the end of the year	$1	$—	$1

PARENT COMPANY ONLY

NOTES TO THE CONDENSED FINANCIAL INFORMATION

(In thousands of U.S. dollars, except share and per share data)

(Unaudited)

1.	BASIS FOR PREPARATION

The Condensed Financial Information of the Parent Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiaries.

Comprehensive income includes net income and foreign currency translation adjustments. The Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses from its subsidiaries is reported as earnings from subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Parent Company is a tax exempted company incorporated in the Cayman Islands.